Tax (Tables)	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Schedule of relationship between tax expense and accounting profit	An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Profit before tax	4,293	3,504	3,157
UK corporation tax thereon at 25.0% (2025: 25.0%)	(1,073)	(876)	(789)
Impact of surcharge on banking profits	(94)	(86)	(81)
Non-deductible costs: conduct charges	–	1	(71)
Non-deductible costs: bank levy	–	–	(33)
Other non-deductible costs[1]	(43)	(68)	(4)
Non-taxable income[1]	34	34	65
Tax relief on coupons on other equity instruments	57	61	55
Non-taxable (non-deductible) foreign exchange gains (losses)[1]	15	(74)	(1)
Tax-exempt gains on disposals	62	25	37
Tax losses where no deferred tax recognised	4	(4)	(3)
Differences in overseas tax rates	(2)	7	(12)
Policyholder tax in respect of the life assurance business	(18)	(35)	(36)
Deferred tax in respect of life assurance policyholder tax	(106)	(40)	(79)
Adjustments in respect of prior years	(6)	95	11
Tax effect of share of results of joint ventures	–	–	(3)
Provision for Pillar 2 current income taxes	–	–	–
Tax expense	(1,170)	(960)	(944)
[1]Non-taxable (non-deductible) foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.